Acruence Active Hedge U.S. Equity ETF
XVOL
Listed on NYSE Arca, Inc.

Supplement dated June 14, 2021 to the
Prospectus and Statement of Additional Information (“SAI”)
dated April 5, 2021, as previously supplemented
Effective immediately, the address of the Acruence Active Hedge U.S. Equity ETF’s investment sub-adviser, Acruence Capital, LLC, is:
Acruence Capital, LLC
539 W. Commerce St.
Suite 3770
Dallas, Texas 75208-1953
All references to the former address of Acruence Capital, LLC are hereby replaced with the address listed above.

Please retain this Supplement with your Prospectus and SAI for future reference